Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,996,082,500
Previously Paid Amount	(0)
Total Fee Amount	589,821.79
Total Offset Amount	(0)
Net Fee	$ 589,821.79